Lease Liabilities (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure Of Leases Text Block Abstract
Schedule of Lease liabilities
	2022	2021
	A$	A$
Current liability	51,213	86,912
Non-current liability	-	51,213
Balance at the end of the financial year	51,213	138,125

	2022	2021
	A$	A$
Reconciliation of lease liabilities
Balance at the beginning of the financial year	138,125	206,268
Lease liability recognised - new operating lease [1]	-	-
Repayment of lease liability	(86,912)	(68,143)
Balance at the end of the financial year	51,213	138,125